Debt Securities in Issue - Summary of Movement in Subordinated Bonds (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Debt Securities In Issue [abstract]
Subordinated bonds at beginning of period	¥ 1,274,554	¥ 1,444,192
Cash flows:
Proceeds from issuance of subordinated bonds	513,967	252,506	¥ 274,551
Redemption of subordinated bonds	(123,000)	(439,941)
Non-cash changes:
Foreign exchange translations	59,371	(5,117)
Others	(22,924)	22,914
Subordinated bonds at end of period	¥ 1,701,968	¥ 1,274,554	¥ 1,444,192